UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Strategic Income Fund

Semiannual Report
11.30.07

A look at performance

For the periods ended November 30, 2007

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	11-30-07

A	8-18-86	–0.23%	6.81%	5.54%	—	–2.49%	–0.23%	39.01%	71.44%	—	5.63%

B	10-4-93	–1.08	6.75	5.44	—	–3.23	–1.08	38.59	69.88	—	5.19

C	5-1-98	2.73	7.04	—	4.97%	0.73	2.73	40.54	—	59.12%	5.20

I1	9-4-01	4.81	8.16	—	7.62	2.28	4.81	48.01	—	58.15	6.29

R1[1]	8-5-03	3.91	—	—	6.06	1.86	3.91	—	—	28.97	5.42

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The gross expenses are as follows: Class A — 0.87%, Class B — 1.54%, Class C — 1.57%, Class I — 0.49%, Class R1 — 1.26% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Strategic Income Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Strategic Income Fund Class A shares for the period indicated. For comparison, we’ve shown the Lehman Brothers U.S. Aggregate Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	11-30-97	$16,988	$16,988	$17,993

C2	5-1-98	15,912	15,912	17,436

I3	9-4-01	15,815	15,815	13,910

R1 [3]	8-5-03	12,897	12,897	12,329

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of November 30, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Semiannual report | Strategic Income Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2007, with the same investment held until November 30, 2007.

	Account value	Ending value	Expenses paid during
	on 6-1-07	on 11-30-07	period on 11-30-07[1]

Class A	$1,000.00	$1,020.80	$4.55

Class B	1,000.00	1,017.20	8.07

Class C	1,000.00	1,017.20	8.07

Class I	1,000.00	1,022.80	2.53

Class R1	1,000.00	1,018.60	6.66

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Strategic Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2007, with the same investment held until November 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-07	on 11-30-07	period on 11-30-07[1]

Class A	$1,000.00	$1,020.40	$4.55

Class B	1,000.00	1,016.90	8.07

Class C	1,000.00	1,017.10	8.07

Class I	1,000.00	1,022.60	2.53

Class R1	1,000.00	1,018.50	6.66

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.90%, 1.60%, 1.60%, 0.51% and 1.33% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Semiannual report | Strategic Income Fund

Portfolio summary

Top 10 holdings[1]

New South Wales Treasury Corp.	5.5%	Government of France	1.6%

Canada Housing Trust	3.3%	Federal Republic of Germany	1.6%

Bonos Y Oblig Del Estado	3.3%	Federal National Mortgage Assn.	1.6%

Federal Home Loan Mortgage Corp.	2.1%	Federal National Mortgage Assn.	1.5%

Province of Quebec	2.0%	Federal National Mortgage Assn.	1.4%

Country distribution[1]

Canada	15%	France	2%

Austria	5%	Germany	2%

Spain	5%	Brazil	2%

New Zealand	4%	Colombia	1%

United Kingdom	2%	Ireland	1%

Mexico	2%	Argentina	1%

Quality distribution[1]

AAA	51%

AA	3%

A	3%

BBB	4%

BB	7%

B	22%

CCC	8%

1 As a percentage of net assets on November 30, 2007.

Strategic Income Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 11-30-07 (unaudited)

This schedule is divided into eight main categories: bonds, capital preferred securities, common stocks, preferred stocks, tranche loans, U.S. government and agencies securities, warrants and short-term investments. Bonds, capital preferred securities, common stocks, preferred stocks, tranche loans, U.S. government and agencies securities and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 79.02%					$928,758,326

(Cost $905,185,839)

Agricultural Products 0.97%					11,349,543

Cosan SA Industria e Comercio,
Perpetual Bond (Brazil) (F)(S)	8.250%	02-15-49	BB	$5,750	5,491,250

Saskatchewan Wheat Pool, Inc.,
Sr Note (Canada) (D)	8.000	04-08-13	B	5,800	5,858,293

Airlines 0.77%					9,066,324

Delta Air Lines, Inc.,
Collateralized Bond (S)	6.821	08-10-22	A–	4,655	4,875,368

Northwest Airlines, Inc.,
Gtd Collateralized Note
Ser 07-1 (L)	7.027	11-01-19	A–	4,235	4,190,956

Aluminum 0.35%					4,102,525

CII Carbon, LLC,
Gtd Sr Sub Note (S)	11.125	11.125	CCC+	4,165	4,102,525

Apparel Retail 0.67%					7,840,600

Hanesbrands, Inc.,
Gtd Sr Note Ser B (L)(P)	8.784	12-15-14	B–	7,960	7,840,600

Automobile Manufacturers 1.06%					12,406,766

DaimlerChrysler NA
Holdings Corp.,
Gtd Sr Note Ser EMTN	4.375	03-21-13	BBB+	8,755	12,406,766

Broadcasting & Cable TV 3.33%					39,159,830

Allbritton Communications Co.,
Sr Sub Note (L)	7.750	12-15-12	B–	8,993	8,903,070

Charter Communications Holdings II, LLC
Capital Corp.,
Sr Note	10.250	09-15-10	CCC	5,000	4,937,500

Shaw Communications, Inc.,
Sr Note (Canada) (D)	6.100	11-16-12	BB+	9,000	9,053,193
Sr Note (Canada) (D)	5.700	03-02-17	BB+	2,325	2,213,627

See notes to financial statements

Semiannual report | Strategic Income Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Broadcasting & Cable TV (continued)

Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note	8.000%	03-15-12	B	$3,397	$3,464,940

XM Satellite Radio, Inc.,
Gtd Sr Note (L)	9.750	05-01-14	CCC	5,000	5,000,000
Gtd Sr Note (P)	9.411	05-01-13	CCC	4,500	4,387,500

Young Broadcasting, Inc.,
Gtd Sr Sub Note	10.000	03-01-11	CCC–	1,500	1,200,000

Casinos & Gaming 7.63%					89,710,982

Chukchansi Economic Development
Authority,
Sr Note (S)	8.000	11-15-13	BB–	2,540	2,489,200

Fountainebleau Las Vegas,
Note (B)(S)	10.250	06-15-15	CCC+	2,385	2,110,725
Sr Note (B)(G)	12.000	06-01-22	CCC+	3,000	2,550,000

Great Canadian Gaming Corp.,
Gtd Sr Sub Note (Canada) (F)(S)	7.250	02-15-15	B+	1,250	1,225,000

Greektown Holdings, LLC,
Sr Note (S)	10.750	12-01-13	CCC+	5,445	5,308,875

Indiana Downs Capital
Corp./Indianapolis Downs, LLC,
Sr Sec Note (S)	11.000	11-01-12	B	1,905	1,857,375

Isle of Capris Casinos, Inc.
Gtd Sr Sub Note	7.000	03-01-14	B	2,550	2,180,250

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B–	10,070	9,868,600

Little Traverse Bay Bands of
Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	5,000	5,050,000

Majestic Star Casino, LLC,
Gtd Sr Sec Note	9.500	10-15-10	B+	3,275	3,152,187

Mandalay Resort Group,
Sr Sub Note (L)	9.375	02-15-10	B+	3,850	3,975,125

Marshantucket Western
Pequot Tribe,
Bond (L)(S)	8.500	11-15-15	BB+	2,275	2,275,000

MGM Mirage, Inc.,
Gtd Sr Note (L)	7.625	01-15-17	BB	5,140	5,114,300

Mohegan Tribal Gaming Authority,
Gtd Sr Sub Note	8.000	04-01-12	B	4,450	4,488,937
Sr Sub Note (L)	7.125	08-15-14	B	1,755	1,689,187
Sr Sub Note (L)	6.375	07-15-09	B	5,080	5,041,900

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B (L)	9.750	04-01-10	B	8,165	8,165,000

Penn National Gaming, Inc.,
Sr Sub Note	6.750	03-01-15	B+	2,800	2,835,000

Pinnacle Entertainment, Inc.,
Sr Sub Note (L)(S)	7.500	06-15-15	B–	1,800	1,665,000

Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	2,500	2,675,000

See notes to financial statements

Strategic Income Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Casinos & Gaming (continued)

Turning Stone Casino Resort Enterprise,
Sr Note (S)	9.125%	12-15-10	B+	$1,275	$1,281,375

Turning Stone Resort & Casino,
Sr Note (S)	9.125	09-15-14	B+	9,620	9,716,200

Waterford Gaming, LLC,
Sr Note (S)	8.625	09-15-14	BB–	5,003	4,996,746

Coal & Consumable Fuel	0.61%				7,164,450

Drummond Co., Inc.,
Sr Note (S)	7.375	02-15-16	BB–	7,830	7,164,450

Commodity Chemicals 0.29%					3,374,000

Braskem SA,
Note (Brazil) (F)(S)	11.750	01-22-14	BB+	2,800	3,374,000

Construction & Farm Machinery & Heavy Trucks 0.50%					5,926,200

Manitowoc Co., Inc. (The),
Gtd Sr Note	7.125	11-01-13	BB–	4,600	4,542,500

Odebrecht Finance Ltd.,
Gtd Sr Note (Cayman
Islands) (F)(S)	7.500	10-18-17	BB	1,370	1,383,700

Consumer Finance 0.51%					5,960,285

Capital One Capital IV,
Gtd Sub Bond	6.745	02-17-37	BBB–	1,745	1,297,795

Ford Motor Credit Co., LLC,
Sr Note	9.750	09-15-10	B	4,800	4,662,490

Diversified Banks 1.93%					22,668,903

Banco Macro SA,
Note (Argentina) (F)(L)	8.500	02-01-17	B2	5,310	4,566,600

Bancolombia SA,
Sub Bond (Colombia) (F)	6.875	05-25-17	Ba1	2,085	1,970,325

European Investment Bank,
Sr Note (New Zealand) (D)	6.750	11-17-08	AAA	9,920	7,429,130
Sr Note (New Zealand) (D)	6.080	04-21-08	AAA	6,695	5,049,474

Landwirtschaftliche Rentenbank,
Note (New Zealand) (D)	6.500	09-17-09	AAA	4,960	3,653,374

Diversified Commercial & Professional Services 0.24%					2,832,400

ARAMARK Services, Inc.,
Gtd Sr Note (P)	8.411	02-01-15	B–	2,920	2,832,400

Diversified Metals & Mining 0.21%					2,501,325

New Gold, Inc.,
Sr Note (Canada) (D)(G)	10.000	06-28-17	CCC+	2,960	2,501,325

Electric Utilities 0.34%					3,993,962

Cia de Transporte de Energia
Electrica en Alta
Tension Transener SA,
Sr Note (Argentina) (F)(S)	8.875	12-15-16	B	4,685	3,993,962

Environmental & Facilities Services 0.13%					1,468,575

Blaze Recycling & Metals, Inc.,
Sr Sec Note (S)	10.875	07-15-12	B	1,605	1,468,575

See notes to financial statements

Semiannual report | Strategic Income Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Foreign Government 28.38%					$333,543,841

Austria, Republic of,
Note (New Zealand) (D)	6.000%	09-26-08	AAA	$4,960	3,700,769

Bonos Y Oblig Del Estado,
Bond (Spain) (F)	6.150	01-31-13	AAA	24,015	38,514,291
Bond (Spain) (F)	5.400	07-30-11	AAA	10,615	16,253,195

Canada, Government of,
Bond (Canada) (D)	4.000	09-01-10	AAA	3,105	3,123,010

Canada Housing Trust,
Gtd Bond (Canada) (D)	4.100	12-15-08	AAA	2,000	2,000,440
Note (Canada) (D)	4.800	06-15-12	AAA	38,340	39,371,014
Gtd Sr Note (Canada) (D)(S)	4.550	12-15-12	AAA	10,795	10,978,200

Colombia, Republic of,
Note (Colombia) (F)	10.750	01-15-13	BBB–	11,900	14,607,250

France, Government of,
Bond (France) (F)	4.750	10-25-12	AAA	12,835	19,387,225

Germany, Federal Republic of,
Bond (Germany) (F)	5.000	01-04-12	AAA	12,585	19,132,035

Ireland, Government of,
Sr Bond (Ireland) (F)	4.500	10-18-18	AAA	9,095	13,391,318

Mexican Bonos,
Bond Ser M-10 (Mexico) (D)	8.000	12-17-15	A+	58,980	5,422,970

Mexican States, United,
Bond (Mexico) (F)	11.375	09-15-16	BBB+	3,800	5,386,500

New South Wales Treasury Corp.,
Bond (Austria) (D)	7.000	12-01-10	AAA	72,880	64,056,339

Ontario, Province of,
Bond (Canada) (D)	4.400	03-08-16	AA	12,620	12,596,021
Deb (Canada) (D)	4.500	03-08-15	AA	8,915	8,990,514
Deb (Canada) (D)	4.400	11-19-08	AA	7,080	7,100,108
Note (Canada) (D)	6.375	10-12-10	AA	4,930	3,580,696
Note (Canada) (D)	6.250	06-16-15	AA	10,600	7,388,376

Quebec, Province of,
Deb (Canada) (D)	5.250	10-01-13	A+	22,160	23,160,352

United Kingdom Treasury,
Bond (United Kingdom) (D)	5.000	03-07-08	AAA	7,500	15,403,218

Gas Utilities 0.29%					3,358,617

Southern Union Co.,
Jr Sub Note Ser A	7.200	11-01-66	BB	3,355	3,358,617

Health Care Facilities 0.64%					7,560,525

Community Health Systems, Inc.,
Gtd Sr Sub Note	8.875	07-15-15	B–	1,220	1,232,200

Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06-01-14	CCC+	4,446	4,557,150

HealthSouth Corp.,
Gtd Sr Note (P)	11.409	06-15-14	CCC+	1,745	1,771,175

Health Care Services 0.08%					957,900

Alliance Imaging, Inc.,
Sr Sub Note (M)(S)	7.250	12-15-12	B–	1,030	957,900

See notes to financial statements

Strategic Income Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Health Care Supplies 0.11%					$1,311,187

Bausch & Lomb, Inc.,
Sr Note (L)(S)	9.875%	11-01-15	B–	$1,295	1,311,187

Industrial Conglomerates 0.31%					3,627,225

Grupo Kuo SAB de CV,
Gtd Sr Note (Mexico) (F)(S)	9.750	10-17-17	BB–	3,675	3,627,225

Integrated Oil & Gas 0.08%					899,100

Pemex Project Funding
Master Trust,
Gtd Note	9.125	10-13-10	BBB	810	899,100

Integrated Telecommunication Services 1.38%					16,187,725

Axtel SAB de CV,
Sr Note (Mexico) (F)(S)	7.625	02-01-17	BB–	5,000	4,937,500

Cincinnati Bell, Inc.,
Sr Sub Note (L)	8.375	01-15-14	B–	5,850	5,659,875

Citizens Communications Co.,
Sr Note	7.125	03-15-19	BB+	2,770	2,645,350

West Corp.,
Gtd Sr Sub Note	11.000	10-15-16	B–	2,945	2,945,000

Leisure Facilities 0.80%					9,457,675

AMC Entertainment, Inc.,
Sr Sub Note (L)	8.000	03-01-14	CCC+	4,950	4,690,125

HRP Myrtle Beach Operations, LLC,
Sr Sec Note (P)(S)	9.894	04-01-12	B+	4,915	4,767,550

Life & Health Insurance 0.23%					2,699,841

Symetra Financial Corp.,
Jr Sub Bond (S)	8.300	10-15-37	BB	2,585	2,699,841

Marine 0.44%					5,137,500

Navios Maritime Holdings, Inc.,
Sr Note (Marshall Islands) (F)	9.500	12-15-14	B+	5,000	5,137,500

Metal & Glass Containers 1.33%					15,597,453

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B–	5,775	5,803,875

OI European Group BV,
Gtd Sr Note (Netherlands) (F)(S)	6.875	03-31-17	B	1,715	2,352,151

Owens-Brockway Glass
Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	3,200	3,312,000
Gtd Sr Sec Note	8.875	02-15-09	Ba2	4,114	4,129,427

Movies & Entertainment 0.25%					2,983,850

Marquee Holdings, Inc.,
Sr Disc Note Ser B, Step Coupon
(12.00%, 08-16-09) (O)	Zero	08-15-14	CCC+	3,595	2,983,850

Multi-Line Insurance 0.17%					2,024,700

Sul America Participacoes SA,
Bond (Brazil) (F)(S)	8.625	02-15-12	B	1,985	2,024,700

See notes to financial statements

Semiannual report | Strategic Income Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Oil & Gas Equipment & Services 0.27%					$3,182,400

Allis-Chalmers Energy, Inc.,
Sr Note	8.500%	03-01-17	B	$3,315	3,182,400

Oil & Gas Exploration & Production 0.93%					10,985,325

Dune Energy, Inc.,
Sr Sec Note	10.500	06-01-12	B–	5,070	4,867,200

Energy XXI Gulf Coast, Inc.,
Sr Note	10.000	06-15-13	CCC	3,095	2,940,250

McMoRan Exploration Co.,
Gtd Sr Note	11.875	11-15-14	CCC+	2,035	2,045,175

W&T Offshore, Inc.,
Gtd Sr Note (S)	8.250	06-15-14	B–	1,205	1,132,700

Oil & Gas Storage & Transportation 0.61%					7,152,837

Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07-15-16	B	7,135	7,152,837

Other Diversified Financial Services 5.17%					60,805,461

Cosan Finance Ltd.,
Gtd Bond (Cayman Islands)
(Brazil) (F)(L)(S)	7.000	02-01-17	BB	4,045	3,822,525

Ford Motor Credit Co., LLC,
Note	7.800	06-01-12	B	1,595	1,421,504

General Electric Capital Corp.,
Sr Bond (New Zealand) (D)	6.625	02-04-10	AAA	19,500	14,302,225

Independencia International Ltd.,
Gtd Sr Bond (Brazil) (F)(L)(S)	9.875	01-31-17	B	5,000	5,025,000

Inter-American Development Bank,
Sr Note Ser INTL (New
Zealand) (D)	7.250	05-24-12	AAA	16,285	12,127,075
Sr Note Ser MPLE (Canada) (D)	4.250	12-02-12	AAA	13,560	13,490,705

Orascom Telecom Finance SCA,
Gtd Note (Egypt) (F)(S)	7.875	02-08-14	B–	1,735	1,596,200

Regency Energy Partners LP,
Gtd Sr Note	8.375	12-15-13	B	4,651	4,860,295

Snoqualmie Entertainment
Authority,
Sr Sec Note (S)	9.125	02-01-15	B	2,865	2,757,563

TAM Capital, Inc.,
Gtd Note (Cayman Islands) (F)(S)	7.375	04-25-17	BB–	1,605	1,402,369

Packaged Foods & Meats 0.93%					10,937,925

Minerva Overseas Ltd.,
Gtd Note (Cayman Islands) (F)(S)	9.500	02-01-17	B	7,890	7,771,650

Sadia Overseas Ltd.,
Note (Brazil) (F)(L)(S)	6.875	05-24-17	BB	3,260	3,166,275

Paper Packaging 1.49%					17,547,625

Graphic Packaging
International, Inc.,
Sr Sub Note (L)	9.500	08-15-13	B–	5,550	5,494,500
Gtd Sr Note	8.500	08-15-11	B–	2,100	2,068,500

See notes to financial statements

Strategic Income Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Paper Packaging (continued)

Smurfit-Stone Container Corp.,
Sr Note	8.375%	07-01-12	B–	$7,990	$7,810,225
Sr Note (L)	8.000	03-15-17	B–	2,265	2,174,400

Paper Products 0.18%					2,083,125

Pope & Talbot, Inc.,
Deb (G)	8.375	06-01-13	CC	3,000	757,500
Sr Note (G)(L)	8.375	06-01-13	CC	5,250	1,325,625

Publishing 0.26%					3,020,050

Idearc, Inc.,
Gtd Sr Note	8.000	11-15-16	B+	3,230	3,020,050

Real Estate Management & Development 0.05%					594,000

OMEGA Healthcare Investors, Inc.,
Gtd Sr Note REIT	7.000	04-01-14	BB	600	594,000

Restaurants 0.68%					8,046,500

Dave & Buster’s, Inc.,
Gtd Sr Note	11.250	03-15-14	CCC+	3,864	3,670,800

Laundry’s Restaurants, Inc.,
Gtd Sr Note Ser B	9.500	12-15-14	CCC+	4,465	4,375,700

Specialized Finance 0.99%					11,613,743

CCM Merger, Inc.,
Note (S)	8.000	08-01-13	CCC+	10,835	10,049,462

CIT Group, Inc.,
Sr Note	5.000	02-13-14	A	1,750	1,564,281

Specialty Chemicals 0.28%					3,336,187

American Pacific Corp.,
Gtd Sr Note	9.000	02-01-15	B	3,295	3,336,187

Steel 0.32%					3,756,120

WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	3,813	3,756,120

Systems Software 0.09%					1,111,525

Vangent, Inc.,
Gtd Sr Sub Note	9.625	02-15-15	B–	1,285	1,111,525

Thrifts & Mortgage Finance 8.44%					99,189,831

American Home Mortgage Assets,
CMO-REMIC Ser 2006-6-XP IO	2.221	12-25-46	AAA	68,664	3,390,270

Banc of America Commercial
Mortgage, Inc.,
CMO-REMIC Ser 2006-5-A4	5.414	09-10-47	AAA	11,640	11,617,486

Citigroup/Deutsche Bank
Commercial Mortgage Trust,
CMO-REMIC Ser 2005-CD1-A4	5.225	07-15-44	AAA	10,270	10,224,529

Countrywide Alternative Loan Trust,
CMO-REMIC Ser 2006-0A10-XPP IO	1.920	08-25-46	AAA	27,412	1,019,379
CMO-REMIC Ser 2006-0A8 Class X
IO (P)	1.930	07-25-46	AAA	52,359	1,963,447
CMO-REMIC Ser 2007-OA8-X IO	2.000	06-25-47	AAA	35,023	1,389,980
CMO-REMIC Ser 2005-59-2X IO (P)	2.367	11-20-35	AAA	40,920	1,406,632

See notes to financial statements

Semiannual report | Strategic Income Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Crown Castle Towers, LLC,
CMO-REMIC Ser 2006-1A-F (S)	6.650%	11-15-36	Ba1	$3,210	$3,094,889
CMO-REMIC Ser 2006-1A-G (S)	6.795	11-15-36	Ba2	3,835	3,655,100

DB Master Finance, LLC,
Sub Bond Ser 2006-1-M1 (S)	8.285	06-20-31	BB	500	505,695

Dominos Pizza Master Issuer, LLC,
Mtg Pass Thru Ctf
Ser 2007-1-M1 (S)	7.629	04-25-37	BB	5,660	5,474,437

Global Tower Partners Acquisition
Partners, LLC,
CMO-REMIC Sub Bond
Ser 2007-1A-G (S)	7.870	05-15-37	B2	1,840	1,779,777

Greenwich Capital Commercial
Funding Corp.,
CMO-REMIC Ser 2006-GG7 Class A4	5.913	07-10-38	AAA	9,865	10,234,852

GS Mortgage Securities Corp.,
CMO-REMIC Ser 2006-NIM3- N2 (S)	8.112	06-25-46	Baa2	1,345	1,337,434

HarborView Mortgage Loan Trust,
CMO-REMIC Ser 2005-8-1X IO	1.832	09-19-35	AAA	38,162	1,097,163
CMO-REMIC Ser 2007-4-ES IO (G)	0.304	07-19-47	AAA	97,617	869,401
CMO-REMIC Ser 2007-6-ES IO (G)(S)	0.293	11-19-15	AAA	69,307	530,631
CMO-REMIC Sub Bond Ser 2007-3-ES
IO (G)	0.350	05-19-47	AAA	97,912	749,641

HarborView NIM Corp.,
CMO-REMIC Ser 2007-4A-N1 (Cayman
Islands) (S)	6.895	07-19-37		1,875	1,867,928
CMO-REMIC Ser 2007-3A-N1 (Cayman
Islands) (S)	6.654	05-19-37		1,065	1,054,292

Indymac Index Mortgage
Loan Trust,
CMO-REMIC Ser 2005-AR18-1X IO	1.936	10-25-36	AAA	95,424	3,041,645

SBA CMBS Trust,
CMO-REMIC Sub Bond
Ser 2006-1A-H (S)	7.389	11-15-36	Ba3	2,370	2,214,786
CMO-REMIC Sub Bond
Ser 2006-1A-J (S)	7.825	11-15-36	B1	2,015	1,881,309

Suntrust Adjustable Rate Mortgage
Loan Trust,
CMO-REMIC Ser 2007-2-4A1 (P)	5.745	04-25-37	AAA	10,717	10,636,753

WAMU Mortgage Pass-Through
Certificates,
CMO-REMIC Ser 2007-0A4-XPPP IO	0.678	04-25-47	Aaa	98,266	1,955,529
CMO-REMIC Ser 2007-0A6-1XPP IO	0.653	07-25-47	Aaa	132,180	1,921,680
CMO-REMIC Ser 2007-OA5-1XPP IO	0.689	06-25-47	Aaa	228,986	2,952,235

Wells Fargo Mortgage-Backed
Securities Trust,
CMO-REMIC Ser 2006-AR12-1A1	6.025	09-25-36	Aaa	11,207	11,322,931

Tobacco 0.60%					7,003,500

Alliance One International, Inc.,
Gtd Sr Note	11.000	05-15-12	B	6,670	7,003,500

See notes to financial statements

Strategic Income Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Interest		Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Wireless Telecommunication Services	3.70%				$43,518,363

American Cellular Corp.,
Sr Note Ser B	10.000%	08-01-11	CCC	$8,251	8,642,923

Centennial Communications Corp.,
Sr Note (L)	10.000	01-01-13	CCC+	6,955	7,233,200

Digicel Group, Ltd.,
Sr Note (Bermuda) (F)(L)(S)	8.875	01-15-15	Caa2	3,620	3,239,900

Dobson Communications Corp.,
Sr Note	8.875	10-01-13	CCC	6,253	6,721,975

Grupo Iusacell SA de CV,
Sr Sec Note (Mexico) (F)(G)(S)	10.000	12-31-13	CCC–	2,076	1,961,907

Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	BBB	2,600	2,559,557

Rogers Cable, Inc.,
Sr Sec Note (Canada) (D)	7.250	12-15-11	BBB–	6,750	7,219,351

Rural Cellular Corp.,
Sr Sub Note (P)	10.661	11-01-12	CCC	3,405	3,473,100
Sr Sub Note (P)(S)	8.580	06-01-13	CCC	2,430	2,466,450

Interest		Maturity	Credit	Par value
Issuer	rate	date	rating (A)	(000)	Value

Capital preferred securities 0.11%					$1,240,800

(Cost $1,351,350)

Gas Utilities 0.11%					1,240,800

KN Capital Trust I, 8.56%	8.560%	04-15-27	B–	$1,320	1,240,800

Issuer				Shares	Value

Common stocks 1.86%					$21,815,994

(Cost $16,897,612)

Airlines 0.17%					2,041,687

Northwest Airlines Corp. (I)				112,304	2,041,687

Casinos & Gaming 0.06%					689,194

Fountainebleau Las Vegas (I)				67,568	689,194

Communications Equipment 0.01%					117,059

COLT Telecom Group SA (Luxembourg) (F)(I)				31,242	117,059

Gold 0.85%					9,938,000

Newmont Mining Corp.				200,000	9,938,000

Integrated Telecommunication Services 0.12%					1,380,517

Chunghwa Telecom Co., Ltd. ADR (Taiwan) (F)				32,115	640,052

Deutsche Telekom AG ADR (Germany) (F)(I)				8,253	181,979

Manitoba Telecom Services, Inc. (Canada) (F)(I)				910	40,597

Versatel Telecom International NV (Netherlands) (F)(I)				590,005	517,889

Precious Metals & Minerals 0.62%					7,316,265

Silver Standard Resources, Inc. (Canada) (F)(I)				201,828	7,316,265

Wireless Telecommunication Services 0.03%					333,272

USA Mobility, Inc.				25,267	333,272

See notes to financial statements

Semiannual report | Strategic Income Fund

F I N A N C I A L   S T A T E M E N T S

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 0.10%					$1,157,050

(Cost $2,143,879)

Diversified Metals & Mining 0.10%					1,157,050

Freeport McMoRan Copper & Gold,
Inc., 6.75%			B+	7,925	1,157,050

Marine 0.00%					0

Pacific & Atlantic Holdings, Inc.
7.50% (B)(G)(I)			CCC	100,913	0

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Tranche loans 0.92%					$10,805,982

(Cost $10,978,315)

Casinos & Gaming 0.41%					4,777,771

Great Canadian Gaming Corp.,
Tranche B (Fac LN318112), 02-14-14 (Canada) (F)			B+	$4,913	4,777,771

Education Services 0.28%					3,295,033

Riverdeep Interactive
Learning Ltd.,
Tranche B (Fac LN304747), 11-28-13			B	3,325	3,295,033

Health Care Supplies 0.23%					2,733,178

Bausch & Lomb, Inc.,
Tranche EU BOL (Fac LN362716), 10-26-15			BB+	1,140	1,657,340
IM U.S. Holdings, LLC,
Tranche (Fac LN344506), 06-26-15			B–	1,095	1,075,838

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 17.39%					$204,388,693

(Cost $199,354,785)

Government U.S. 5.41%					63,577,050

United States Treasury,
Bond (L)	9.250%	02-15-16	AAA	$8,600	11,802,829
Bond (L)	8.125	08-15-19	AAA	5,225	7,094,568
Note (L)	4.875	08-15-16	AAA	8,795	9,392,101
Note (L)	4.750	05-15-14	AAA	6,000	6,382,500
Note (L)	4.625	07-31-09	AAA	12,135	12,430,791
Note (L)	4.250	11-15-13	AAA	15,880	16,474,261

Government U.S. Agency 11.98%					140,811,643

Federal Home Loan Mortgage Corp.,
CMO REMIC 3154-PM	5.500	05-15-34	AAA	13,002	12,826,354
CMO REMIC 3228-PL	5.500	10-15-34	AAA	25,320	24,755,665

Federal National Mortgage Assn.,
30 Yr Pass Thru Ctf	6.000	11-01-36	AAA	6,177	6,279,339
30 Yr Pass Thru Ctf	6.000	09-01-37	AAA	5,961	6,058,734
30 Yr Pass Thru Ctf	6.000	01-01-37	AAA	17,019	17,300,237
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	18,747	18,778,149
30 Yr Pass Thru Ctf	5.500	02-01-37	AAA	9,645	9,660,753
30 Yr Pass Thru Ctf	5.500	07-01-37	AAA	5,878	5,888,296

See notes to financial statements

Strategic Income Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Government U.S. Agency (continued)

Federal National Mortgage Assn.,
30 Yr Pass Thru Ctf	5.499%	03-01-37	AAA	$8,558	$8,605,795
CMO-REMIC Ser 2006-117-PD	5.500	07-25-35	AAA	16,925	16,520,711
CMO-REMIC Ser 2006-65 TE	5.500	05-25-35	AAA	6,470	6,368,468
CMO-REMIC Ser 2006-84-MP	5.500	08-25-35	AAA	7,905	7,769,142

Issuer				Shares	Value

Warrants 0.03%					$359,424

(Cost $609,821)

Broadcasting & Cable TV 0.00%					4,206

Virgin Media, Inc. (I)				28,043	4,206

Diversified Metals & Mining 0.03%					355,218

New Gold, Inc. (Canada) (F)(I)				296,000	355,218

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 10.61%					$124,686,526

(Cost $124,686,526)

Joint Repurchase Agreement 0.28%					3,268,000

Repurchase Agreement with UBS AG dated 11-30-07 at
3.050% to be repurchased at $3,268,831 on 12-3-07,
collateralized by $2,501,583 US Treasury Inflation Indexed
Note, 3.875% due 01-15-09 (valued at $3,333,360
including interest)			3.050%	$3,268	3,268,000

				Shares
Cash Equivalents 10.33%					121,418,526

John Hancock Cash Investment Trust (T)(W)			121,418,526		121,418,526

Total investments (Cost $1,261,208,127) 110.04%					$1,293,212,795

Other assets and liabilities, net (10.04%)					($117,949,988)

Total net assets 100.00%					$1,175,262,807

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Semiannual report | Strategic Income Fund

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

ADR American Depositary Receipt

IO Interest only (carries notional principal amount)

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available, unless indicated otherwise.

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $4,660,725, or 0.40% of the Fund’s net assets, as of November 30, 2007.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of November 30, 2007.

(M) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on November 30, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $173,948,859, or 14.80% of the Fund’s net assets, as of November 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

See notes to financial statements

Strategic Income Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $1,139,789,601)
including $119,155,773 of securities loaned (Note 2)	$1,171,794,269
Investments in affiliated issuers, at value (cost $121,418,526)	121,418,526

Total investments, at value (cost $1,261,208,127)	1,293,212,795
Foreign currency at value (cost $3,238,008)	3,256,517
Cash	56
Receivable for investments sold	2,964,118
Receivable for shares sold	4,912,990
Interest receivable	22,512,725
Receivable for forward foreign currency exchange contracts (Note 2)	17,751,454
Other assets	107,951

Total assets	1,344,718,606

Liabilities

Payable for investments purchased	4,817,009
Payable for investments purchased on a when-issued basis	942,450
Payable for shares repurchased	2,121,564
Payable upon return of securities loaned (Note 1)	121,418,526
Payable for options written, at value (premiums received $507,982) (Note 2)	160,606
Payable for forward foreign currency exchange contracts (Note 2)	33,043,359
Dividends payable	5,867,452
Payable to affiliates
Management fees	359,501
Distribution and service fees	52,086
Other	245,830
Other payables and accrued expenses	427,416

Total liabilities	169,455,799

Net assets

Capital paid-in	1,325,354,109
Accumulated net realized loss on investments, financial futures contracts,
options written and foreign currency transactions	(166,790,878)
Net unrealized appreciation of investments, options written
and translation of assets and liabilities in foreign currencies	17,346,191
Distributions in excess of net investment income	(646,615)

Net assets	$1,175,262,807

See notes to financial statements

Semiannual report | Strategic Income Fund

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 11-30-07 (unaudited) (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($755,006,068 ÷ 115,331,853 shares)	$6.55
Class B ($205,019,753 ÷ 31,316,699 shares)[1]	$6.55
Class C ($199,212,726 ÷ 30,432,842 shares)[1]	$6.55
Class I ($10,683,619 ÷ 1,632,328 shares)	$6.55
Class R1 ($5,340,641 ÷ 815,898 shares)	$6.55

Maximum offering price per share

Class A2 ($6.55 ÷ 95.5%)	$6.86

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Strategic Income Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 11-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$39,719,146
Securities lending	375,968
Dividends (net of foreign withholding taxes of $6,358)	76,358

Total investment income	40,171,472

Expenses

Investment management fees (Note 3)	2,242,558
Distribution and service fees (Note 3)	3,298,916
Class A, B and C transfer agent fees (Note 3)	832,057
Class R1 transfer agent fees (Note 3)	9,718
Class I transfer agent fees (Note 3)	3,424
Accounting and legal services fees (Note 3)	74,408
Custodian fees	186,210
Printing fees	66,885
Blue sky fees	61,532
Trustees’ fees	34,525
Professional fees	34,030
Miscellaneous	63,517

Total expenses	6,907,780

Net investment income	33,263,692

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	23,934,350
Financial futures contracts	(1,154,808)
Options written	1,427,396
Foreign currency transactions	(26,456,383)
(2,249,445)
Changes in net unrealized appreciation (depreciation) of
Investments	(4,665,674)
Options written	2,114,494
Translation of assets and liabilities in foreign currencies	(3,638,521)
(6,189,701)
Net realized and unrealized loss	(8,439,146)
Increase in net assets from operations	$24,824,546

1 Semiannual period from 6-1-07 to 11-30-07.

See notes to financial statements

Semiannual report | Strategic Income Fund

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	5-31-07	11-30-07[1]

Increase (decrease) in net assets

From operations
Net investment income	$61,667,875	$33,263,692
Net realized gain (loss)	48,904,569	(2,249,445)
Change in net unrealized appreciation (depreciation)	(36,295,290)	(6,189,701)

Increase in net assets resulting from operations	74,277,154	24,824,546
Distributions to shareholders
From net investment income
Class A	(41,990,068)	(22,748,712)
Class B	(13,262,113)	(5,774,884)
Class C	(11,092,530)	(5,441,306)
Class I	(795,878)	(431,234)
Class R1	(204,704)	(144,162)
From net realized gain
Class A	(28,489,759)	—
Class B	(10,221,249)	—
Class C	(8,729,639)	—
Class I	(525,017)	—
Class R1	(148,114)	—
	(115,459,071)	(34,540,298)
From Fund share transactions (Note 4)	(148,238,783)	(79,944,067)

Total increase	(189,420,700)	(89,659,819)

Net assets

Beginning of period	1,454,343,326	1,264,922,626

End of period[2]	$1,264,922,626	$1,175,262,807

1 Semiannual period from 6-1-07 to 11-30-07. Unaudited.

2 Includes accumulated (distributions in excess of) net investment income of $629,991 and ($646,615), respectively.

See notes to financial statements

Strategic Income Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-03	5-31-04	5-31-05	5-31-06	5-31-07	11-30-07[1]

Per share operating performance

Net asset value, beginning of period	$6.49	$7.08	$6.69	$6.99	$6.81	$6.61
Net investment income[2]	0.38	0.35	0.31	0.30	0.32	0.18
Net realized and unrealized
gain (loss) on investments	0.65	(0.19)	0.39	—	0.07	(0.04)
Total from investment operations	1.03	0.16	0.70	0.30	0.39	0.14
Less distributions
From net investment income	(0.44)	(0.40)	(0.36)	(0.34)	(0.35)	(0.20)
From net realized gain	—	(0.15)	(0.04)	(0.14)	(0.24)	—
	(0.44)	(0.55)	(0.40)	(0.48)	(0.59)	(0.20)
Net asset value, end of period	$7.08	$6.69	$6.99	$6.81	$6.61	$6.55
Total return[3] (%)	16.50	2.23	10.58	4.38	5.98	2.08[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$595	$657	$764	$818	$784	$755
Ratio of net expenses to average
net assets (%)	0.95	0.90	0.90	0.88	0.87	0.90[5]
Ratio of net investment income
to average net assets (%)	5.82	5.10	4.48	4.26	4.80	5.74[5]
Portfolio turnover (%)	71	42	29	52	118	31[4]

1 Semiannual period from 6-1-07 to 11-30-07. Unaudited.
2 Based on the average of the shares outstanding.
3 Assumes dividend reinvestment and does not reflect the effect of sales charges.
4 Not annualized.
5 Annualized.

See notes to financial statements

Semiannual report | Strategic Income Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-03	5-31-04	5-31-05	5-31-06	5-31-07	11-30-07[1]

Per share operating performance

Net asset value, beginning of period	$6.49	$7.08	$6.69	$6.99	$6.81	$6.61
Net investment income[2]	0.34	0.31	0.26	0.25	0.27	0.16
Net realized and unrealized
gain (loss) on investments	0.64	(0.20)	0.39	0.01	0.07	(0.05)
Total from investment operations	0.98	0.11	0.65	0.26	0.34	0.11
Less distributions
From net investment income	(0.39)	(0.35)	(0.31)	(0.30)	(0.30)	(0.17)
From net realized gain	—	(0.15)	(0.04)	(0.14)	(0.24)	—
	(0.39)	(0.50)	(0.35)	(0.44)	(0.54)	(0.17)
Net asset value, end of period	$7.08	$6.69	$6.99	$6.81	$6.61	$6.55
Total return[3] (%)	15.69	1.52	9.81	3.67	5.27	1.72[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$613	$529	$460	$350	$242	$205
Ratio of net expenses to average
net assets (%)	1.65	1.60	1.60	1.57	1.54	1.60[5]
Ratio of net investment income
to average net assets (%)	5.13	4.41	3.79	3.57	4.12	5.04[5]
Portfolio turnover (%)	71	42	29	52	118	31[4]

1 Semiannual period from 6-1-07 to 11-30-07. Unaudited.
2 Based on the average of the shares outstanding.
3 Assumes dividend reinvestment and does not reflect the effect of sales charges.
4 Not annualized.
5 Annualized.

See notes to financial statements

Strategic Income Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-03	5-31-04	5-31-05	5-31-06	5-31-07	11-30-07[1]

Per share operating performance

Net asset value, beginning of period	$6.49	$7.08	$6.69	$6.99	$6.81	$6.61
Net investment income[2]	0.33	0.31	0.26	0.25	0.27	0.16
Net realized and unrealized
gain (loss) on investments	0.65	(0.20)	0.39	—	0.07	(0.05)
Total from investment operations	0.98	0.11	0.65	0.25	0.34	0.11
Less distributions
From net investment income	(0.39)	(0.35)	(0.31)	(0.29)	(0.30)	(0.17)
From net realized gain	—	(0.15)	(0.04)	(0.14)	(0.24)	—
	(0.39)	(0.50)	(0.35)	(0.43)	(0.54)	(0.17)
Net asset value, end of period	$7.08	$6.69	$6.99	$6.81	$6.61	$6.55
Total return[3] (%)	15.69	1.52	9.81	3.65	5.24	1.72[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$256	$279	$282	$270	$219	$199
Ratio of net expenses to average
net assets (%)	1.65	1.60	1.60	1.58	1.57	1.60[5]
Ratio of net investment income
to average net assets (%)	4.99	4.39	3.79	3.56	4.10	5.04[5]
Portfolio turnover (%)	71	42	29	52	118	31[4]

1 Semiannual period from 6-1-07 to 11-30-07. Unaudited.
2 Based on the average of the shares outstanding.
3 Assumes dividend reinvestment and does not reflect the effect of sales charges.
4 Not annualized.
5 Annualized.

See notes to financial statements

Semiannual report | Strategic Income Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	5-31-03	5-31-04	5-31-05	5-31-06	5-31-07	11-30-07[1]

Per share operating performance

Net asset value, beginning of period	$6.49	$7.08	$6.69	$6.99	$6.81	$6.61
Net investment income[2]	0.50	0.34	0.33	0.32	0.34	0.20
Net realized and unrealized
gain (loss) on investments	0.56	(0.17)	0.39	0.01	0.07	(0.05)
Total from investment operations	1.06	0.17	0.72	0.33	0.41	0.15
Less distributions
From net investment income	(0.47)	(0.41)	(0.38)	(0.37)	(0.37)	(0.21)
From net realized gain	—	(0.15)	(0.04)	(0.14)	(0.24)	—
	(0.47)	(0.56)	(0.42)	(0.51)	(0.61)	(0.21)
Net asset value, end of period	$7.08	$6.69	$6.99	$6.81	$6.61	$6.55
Total return[3] (%)	16.97	2.41	11.00	4.78	6.38	2.28[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[5]	$1	$4	$13	$16	$11
Ratio of net expenses to average
net assets (%)	0.55	0.48	0.53	0.49	0.49	0.51[6]
Ratio of net investment income
to average net assets (%)	6.29	5.14	4.85	4.64	5.19	6.09[6]
Portfolio turnover (%)	71	42	29	52	118	31[4]

1 Semiannual period from 6-1-07 to 11-30-07. Unaudited.
2 Based on the average of the shares outstanding.
3 Assumes dividend reinvestment and does not reflect the effect of sales charges.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

See notes to financial statements

Strategic Income Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	5-31-04[1]	5-31-05	5-31-06	5-31-07	11-30-07[2]

Per share operating performance

Net asset value, beginning of period	$6.83	$6.69	$6.99	$6.81	$6.61
Net investment income[3]	0.26	0.29	0.28	0.29	0.17
Net realized and unrealized
gain (loss) on investments	0.05	0.39	—	0.07	(0.05)
Total from investment operations	0.31	0.68	0.28	0.36	0.12
Less distributions
From net investment income	(0.30)	(0.34)	(0.32)	(0.32)	(0.18)
From net realized gain	(0.15)	(0.04)	(0.14)	(0.24)	—
	(0.45)	(0.38)	(0.46)	(0.56)	(0.18)
Net asset value, end of period	$6.69	$6.99	$6.81	$6.61	$6.55
Total return[4] (%)	4.42[5]	10.36	4.07	5.58	1.86[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[6]	$1	$4	$5	$5
Ratio of net expenses to average
net assets (%)	1.38[7]	1.08	1.19	1.26	1.33[7]
Ratio of net investment income
to average net assets (%)	4.66[7]	4.29	4.00	4.44	5.31[7]
Portfolio turnover (%)	42[5]	29	52	118	31[5]

1 Class R1 shares began operations on 8-5-03.
2 Semiannual period from 6-1-07 to 11-30-07. Unaudited.
3 Based on the average of the shares outstanding.
4 Assumes dividend reinvestment and does not reflect the effect of sales charges.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

See notes to financial statements

Semiannual report | Strategic Income Fund

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Strategic Income Fund (the Fund) is a diversified series of John Hancock Strategic Series (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve a high level of current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. Debt securities are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Strategic Income Fund | Semiannual report

Foreign currency translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

When-issued/delayed delivery securities

The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered

Semiannual report | Strategic Income Fund

into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2007.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or notional) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract’s terms (credit risk) or if the Fund is unable to offset a contract with a counterparty on a timely basis (liquidity risk). Exchange-traded options have minimal credit risk as the exchanges act as counter-parties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

Written options for the period ended November 30, 2007 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	110,631,129	$687,381
Options written	196,932,609	1,470,870
Options closed	(90,110,500)	(466,637)
Options exercised	(148,417,900)	(875,329)
Options expired	(3,129)	(308,303)
Outstanding, end of period	69,032,209	507,982

Strategic Income Fund | Semiannual report

Summary of written options outstanding on November 30, 2007:

NAME OF	NUMBER OF	EXERCISE	EXPIRATION
ISSUER	CONTRACTS	PRICE	DATE	VALUE

Calls
Silver-Standard
Resources	1,246	$45.00	Dec-07	($12,460)
Newburyport Five
Cents Savings Bank	963	55.00	Dec-07	(38,520)
New Zealand Dollar	28,000,000	1.20	Dec-07	(1,486)
Pound Sterling	41,030,000	0.73	Dec-07	(108,140)
Total	69,032,209			($160,606)

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.  Prior to May 8, 2007, the Fund paid the Adviser $71 for security lending services relating to an arrangement which ended on May 7, 2007.

Financial futures contracts

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by

Semiannual report | Strategic Income Fund

the exchange on which they trade. The Fund had no open financial futures contracts on November 30, 2007.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had the following open forward foreign currency exchange contracts on November 30, 2007:

			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Buys
Australian Dollar	$210,490,000	JAN 08	($771,372)
Canadian Dollar	196,962,106	JAN 08	86,900
Euro	112,100,000	JAN 08	6,782,498
Pound Sterling	49,417,000	JAN 08	1,098,380
New Zealand Dollar	193,310,000	JAN 08	4,380,479
			$11,576,885
Sells
Australian Dollar	($218,765,000)	JAN 08	($3,069,808)
Canadian Dollar	($343,788,522)	JAN 08	(5,306,575)
Euro	($112,052,500)	JAN 08	7,592,167)
Pound Sterling	($116,890,000)	JAN 08	(2,926,242)
New Zealand Dollar	($340,452,480)	JAN 08	(7,973,998)
			($26,868,790)

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $161,885,206 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: May 31, 2008 — $5,956,445, May 31, 2009 — $19,893,294, May 31, 2010 — $54,670,046, May 31, 2011 — $29,326,320, May 31, 2012 — $24,542,934, May 31, 2013 — $21,276,412 and May 31, 2015 — $6,219,755.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of

Strategic Income Fund | Semiannual report

the effective date. On December 22, 2006, the SEC delayed the implementation of FIN 48 for regulated investment companies for an additional six months. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund’s net assets, results of operations and financial statement disclosures.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statement disclosures.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign dividends, when the Fund becomes aware of the dividends from cash collections. Interest income on investment securities is recorded on the accrual basis. Discounts/premiums are accreted/amortized for financial reporting purposes. The Fund may place a security on non-accrual status and reduce related investment income by ceasing current accruals and/or writing off interest, or dividends receivable, when the collection of income has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended May 31, 2007, the tax character of distributions paid was as follows: ordinary income $98,969,751. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $100,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $150,000,000, (c) 0.40% of the next $250,000,000, (d) 0.35% of the next $150,000,000 and (e) 0.30% of the Fund’s average daily net asset value in excess of $650,000,000. The effective rate for the period ended November 30, 2007 is 0.37% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain

Semiannual report | Strategic Income Fund

circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Expenses under the agreements described above for the period ended November 30, 2007 were as follows:

		Distribution
	Transfer agent	and service
Share class	fees	fees

Class A	$532,969	$1,147,739
Class B	154,134	1,101,464
Class C	144,954	1,036,639
Class I	3,424	—
Class R1	9,718	13,074
Total	$845,199	$3,298,916

Class A shares are assessed up-front sales charges. During the period ended November 30, 2007, JH Funds received net up-front sales charges of $292,834 with regard to sales of Class A shares. Of this amount, $33,870 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $225,547 was paid as sales commissions to unrelated broker-dealers and $33,417 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2007, CDSCs received by JH Funds amounted to $198,591 for Class B shares and $7,042 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The Fund pays a monthly fee which is based on an annual rate of $16 for each Class A shareholder account, $18.50 for each Class B shareholder account, $17.50 for each Class C shareholder account, $15 for each Class I shareholder account and $16 for each Class R1 shareholder account. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Effective June 1, 2007, for the Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of the Class I average daily net asset value. For Class R1 shares, the Funds pays a monthly transfer agent fee at an annual rate of 0.05% of Class R1 shares average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $74,408 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books

Strategic Income Fund | Semiannual report

as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended May 31, 2007, and the period ended November 30, 2007, along with the corresponding dollar value.

	Year ended 5-31-07		Period ended 11-30-07[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	25,756,063	$172,368,145	10,034,224	$65,556,639
Distributions reinvested	8,207,929	54,550,623	2,608,038	17,033,926
Repurchased	(35,524,872)	(237,529,432)	(15,902,367)	(105,158,867)
Net decrease	(1,560,880)	($10,610,664)	(3,260,105)	($22,568,302)

Class B shares

Sold	1,986,338	$13,302,408	877,717	$5,731,388
Distributions reinvested	2,477,413	16,463,382	582,329	3,802,683
Repurchased	(19,327,005)	(129,305,717)	(6,696,409)	(44,115,412)
Net decrease	(14,863,254)	($99,539,927)	(5,236,363)	($34,581,341)

Class C shares

Sold	3,374,345	$22,633,275	569,608	$7,749,606
Distributions reinvested	2,208,721	14,671,775	1,172,859	3,643,868
Repurchased	(12,054,567)	(80,555,466)	(4,421,873)	(29,236,016)
Net decrease	(6,471,501)	($43,250,416)	(2,679,406)	($17,842,542)

Class I shares

Sold	1,194,602	$8,016,640	279,374	$1,817,503
Distributions reinvested	164,931	1,094,720	53,767	351,254
Repurchased	(833,969)	(5,557,700)	(1,118,086)	(7,333,020)
Net increase (decrease)	525,564	$3,553,660	(784,945)	($5,164,263)

Class R1 shares

Sold	347,952	$2,322,655	139,317	$909,988
Distributions reinvested	52,523	348,916	20,918	136,628
Repurchased	(158,876)	(1,063,007)	(126,119)	(834,235)
Net increase	241,599	$1,608,564	34,116	$212,381

Net decrease	(22,128,472)	($148,238,783)	(11,926,703)	($79,944,067)

1Semiannual period from 6-1-07 to 11-30-07. Unaudited.

Semiannual report | Strategic Income Fund

Note 5
Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2007, aggregated $317,842,566 and $434,324,394, respectively. Purchases and proceeds from sales or maturities of obligations of U.S. government aggregated $49,286,440 and $33,909,677, respectively, during the period ended November 30, 2007.

The cost of investments owned on November 30, 2007, including short-term investments, for federal income tax purposes was $1,265,370,147. Gross unrealized appreciation and depreciation of investments aggregated $50,526,010 and $22,683,362, respectively, resulting in net unrealized appreciation of $27,842,648. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to amortization of premiums and accretion of discounts on debt securities.

Strategic Income Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: Strategic Income Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment Subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Strategic Income Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and

Semiannual report | Strategic Income Fund

compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 10-year period was higher than the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Aggregate Bond Index. The Board also noted that the performance of the Fund for the 1-, 3- and 5-year periods was higher than the benchmark index and lower than the median of its Category and Peer Group. The Adviser provided year-to-date information, which showed improvement in the Fund’s performance, and information to the Board regarding factors contributing to the Fund’s performance results, as well as changes made to the structure of the portfolio designed to improve performance. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was appreciably lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross and Net Expense Ratios were lower than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and plans to improve performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment Subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment Subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and

Strategic Income Fund | Semiannual report

the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Strategic Income Fund

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Interim Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Transfer agent
Patti McGill Peterson*	John G. Vrysen	John Hancock Signature
Steven R. Pruchansky	Chief Operating Officer	Services, Inc.
*Members of the Audit Committee		P.O. Box 9510
†Non-Independent Trustee	Investment adviser	Portsmouth, NH 03802-9510
John Hancock Advisers, LLC
Officers	601 Congress Street	Legal counsel
Keith F. Hartstein	Boston, MA 02210-2805	Kirkpatrick & Lockhart
President and		Preston Gates Ellis LLP
Chief Executive Officer	Subadviser	One Lincoln Street
	MFC Global Investment	Boston, MA 02111-2950
Thomas M. Kinzler	Management (U.S.), LLC
Secretary and Chief Legal Officer	101 Huntington Avenue
Boston, MA 02199
Francis V. Knox, Jr.
Chief Compliance Officer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Strategic Income Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Strategic Income Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

910SA 11/07
1/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, November 30, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 17, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: January 18, 2008